4. Related Parties (Details Narrative)	6 Months Ended
Jun. 30, 2015 USD ($) shares
Passley | Common Class B [Member]
Stock issued for services, shares	60,000,000
Stock issued for services, value | $	$ 5,827
Passley | Series A Preferred Stock [Member]
Stock issued for services, shares	20,000,000
Stock issued for services, value | $	$ 70,654
Epazz | Series B Preferred Stock [Member]
Stock issued for services, shares	16,000,000
Stock issued for services, value | $	$ 9,661
GG Mars Capital, Inc. | Series B Preferred Stock [Member]
Stock issued for services, shares	1,998,000
Stock issued for services, value | $	$ 1,206
Star Financial Corporation | Series B Preferred Stock [Member]
Stock issued for services, shares	1,998,000
Stock issued for services, value | $	$ 1,206
Craig Passley | Series B Preferred Stock [Member]
Stock issued for services, shares	4,000
Stock issued for services, value | $	$ 2